Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Borrowings

	As of December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2)
Current
Short-term borrowings:
Bank loans	49,990	66,100	10,373
Current portion of long-term borrowings	970	2,376	373

Total current borrowings	50,960	68,476	10,746
Non-Current
Long-term borrowings:
Bank loans	51,926	54,349	8,529
Total non-current borrowings	51,926	54,349	8,529
Total borrowings	102,886	122,825	19,275